Customers and Other Financing and Non-Financing Accounts Receivable	12 Months Ended
Dec. 31, 2021
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Customers and Other Financing and Non-Financing Accounts Receivable
NOTE 10.	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of December 31, 2021 and 2020, accounts receivable and other receivables were as follows:

A.	Customers

	2021		2020
Domestic customers, net	Ps.	54,031,475	Ps.	35,049,717
Export customers, net		47,227,606		33,332,696

Total customers	Ps.	101,259,081	Ps.	68,382,413

Customers and other accounts receivable are presented separately in the statement of financial position to conform the financial position more clearly.
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2021 and 2020, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2021		2020
Current	Ps.	53,653,649	Ps.	34,034,116
1 to 30 days		876,782		535,938
31 to 60 days		384,335		110,911
61 to 90 days		46,924		19,614
More than 90 days		2,528,848		1,531,867

Total		57,490,538		36,232,446

Impaired (reserved)		(3,459,063)		(1,182,729)

Total	Ps.	54,031,475	Ps.	35,049,717

	Export customers
	2021		2020
Current	Ps.	41,549,673	Ps.	30,346,622
1 to 30 days		4,980,175		2,925,807
31 to 60 days		12,227		73,026
61 to 90 days		47,016		8,063
More than 90 days		921,432		190,541

Total		47,510,523		33,544,059
Impaired (reserved)		(282,917)		(211,363)

Total	Ps.	47,227,606	Ps.	33,332,696

As of December 31, 2021 and 2020, PEMEX has exposure to credit risk related to accounts receivable, see contractual payment terms in Note 7.
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2021		2020		2019
Balance at the beginning of the year	Ps.	(1,182,729)	Ps.	(1,100,186)	Ps.	(1,409,014)
Impairment accounts receivable		(2,276,334)		(82,543)		308,828

Balance at the end of the year	Ps.	(3,459,063)	Ps.	(1,182,729)	Ps.	(1,100,186)

	Export customers
	2021		2020		2019
Balance at the beginning of the year	Ps.	(211,363)	Ps.	(182,823)	Ps.	(321,438)
Impairment accounts receivable		(72,761)		(20,353)		111,674
Translation effects		1,207		(8,187)		26,941

Balance at the end of the year	Ps.	(282,917)	Ps.	(211,363)	Ps.	(182,823)

Methodology to determine the estimation of the impairment of the accounts receivable
PEMEX allocates each exposure to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to, audited financial statements, management accounts and cash flow projections and available information about customers) and applying experienced credit judgment. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. Exposures within each credit risk grade are segmented by each Subsidiary Entity and its commercial business lines, so the expected credit loss rate is calculated for each segment based on actual credit loss experienced over the past two years. These rates are multiplied by scale factors to reflect differences between the economic conditions during the period over which historical data has been collected, current conditions and PEMEX’s view of economic conditions over the expected lives of the receivables.
As of December 31, 2021, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was:
5.09%
 for
Pemex Industrial Transformation, 2.99% for Pemex
Corporate, 0.58% for Pemex

Logistics, 0.01% for PMI
CIM and 0.8% for PMI

TRD. As of December 31, 2020, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 0.02% for Pemex Fertilizers, 2.42% for Pemex Industrial Transformation, 4.79% for Pemex Corporate, 1.44% for Pemex Logistics, 0.17% for PMI CIM and 0.63% for PMI TRD.
The amount of (impairment) of domestic and export customers recognized in the income statement for 2021, 2020 and 2019 was Ps. (2,349,095), Ps. (102,896) and Ps. (447,441), respectively.

B.	Other financial and non-financial accounts receivable

	2021		2020
Financial assets:
Sundry debtors (1)	Ps.	37,034,460	Ps.	28,076,118
Employees and officers		3,752,693		3,539,505

Total financial assets	Ps.	40,787,153	Ps.	31,615,623

Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	80,581,955	Ps.	55,187,272
Special Tax on Production and Services		53,176,800		32,657,743
Other accounts receivable		2,591,360		1,944,413

Total non-financial assets:	Ps.	136,350,115	Ps.	89,789,428

(1)	Includes Ps. (210,672) , Ps. (197,215) and Ps. (37,139) of impairment, as of December 31, 2021, 2020 and 2019, respectively.